Dear Shareholder:

We are supplementing the Prospectus for the following Victory Funds to reflect revised information about sales load waivers and to announce changes to the portfolio management teams of the Diversified Stock Fund and the Special Value Fund. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                   Value Fund
                             Established Value Fund
                             Diversified Stock Fund

                                Stock Index Fund

                                   Growth Fund

                               Special Value Fund
                         Small Company Opportunity Fund

                            International Growth Fund

                         Supplement dated July 28, 2000
                    To the Prospectus dated February 28, 2000


1. On page 24 under "Choosing a Share Class" in the subcategory "Sales Charge Reductions and Waivers for Class A Shares," replace item 4, with the following:

          4. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

               a. Purchases by current and retired Fund Trustees or officers; directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers;"* dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belong.

               b. Purchases for trust or other advisory accounts established with KeyCorp or its affiliates.

               c. Reinvestment of proceeds from a liquidation distribution of Class A Shares held in a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank N.A. and its affiliates or the Victory Group.

               d. Purchases by Investment Professionals for fee-based investment products or accounts, and selling brokers and their sales representatives.

               e. Purchases in connection with bundled omnibus retirement programs sponsored by financial institutions.

               f.   Purchases by participants in the Victory Investment Program.

               g. Participants in tax-deferred retirement plans who purchased shares pursuant to waiver provisions in effect prior to December 15, 1999.

     *Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.

2. On page 31 under "Organization and Management of the Funds" and the subcategory "Portfolio Management" replace the third paragraph regarding the Diversified Stock Fund with the following:

                                  VF-EQTY-SUP1

     Lawrence G. Babin and Paul D. Danes are the co-portfolio managers of the Diversified Stock Fund and together are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Babin has been the portfolio manager of the Diversified Stock Fund since its inception in 1989. A Chartered Financial Analyst, Mr. Babin is a Portfolio Manager and Managing Director of Key Asset Management (KAM). Mr. Danes joined Mr. Babin as co-portfolio manager of the Fund in July 2000. He is a Portfolio Manager and Director with KAM and has been associated with KAM or an affiliate since 1987.

3. Anthony Aveni is no longer a portfolio manager of the Special Value Fund. Please disregard his biographical information on page 32.





Please insert this Supplement in the front of your Prospectus. If you would like to obtain additional information, please call the Victory Funds at 800-539-3863.

                                  VF-EQTY-SUP1

Dear Shareholder:

We are supplementing the Prospectus for the following Victory Funds to reflect revised information about sales load waivers and to announce the appointment of a new member of the Convertible Securities Fund's portfolio management team. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                  Balanced Fund

                           Convertible Securities Fund

                           Real Estate Investment Fund

                         Supplement dated July 28, 2000
                    To the Prospectus dated February 28, 2000

1. On page 15 under "Choosing a Share Class" in the subcategory "Sales Charge Reductions and Waivers for Class A Shares," replace item 4, with the following:

     4. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

          a. Purchases by current and retired Fund Trustees or officers; directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers;"* dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belong.

          b. Purchases for trust or other advisory accounts established with KeyCorp or its affiliates.

          c. Reinvestment of proceeds from a liquidation distribution of Class A Shares held in a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank N.A. and its affiliates or the Victory Group.

          d. Purchases by Investment Professionals for fee-based investment products or accounts, and selling brokers and their sales representatives.

          e. Purchases in connection with bundled omnibus retirement programs sponsored by financial institutions.

          f.   Purchases by participants in the Victory Investment Program.

          g. Participants in tax-deferred retirement plans who purchased shares pursuant to waiver provisions in effect prior to December 15, 1999.

     *Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.

2. On page 22 of the prospectus under "Organization and Management of the Funds," delete the first sentence and add the following information to the second paragraph under "Portfolio Management:"

In July 2000, Amy Bush became a portfolio manager of the Convertible Securities Fund, and together with Messrs. Janus and Kaesberg, is primarily responsible for the day-to-day management of the Fund's portfolio. Ms. Bush is a Research Analyst with Key Asset Management and has been associated with Key Asset Management or its affiliates since 1992.

Please insert this Supplement in the front of your Prospectus. If you would like to obtain additional information, please call the Victory Funds at 800-539-3863.

                                  VF-SPEC-SUP1

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised because of a change in sales load waivers. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                            Limited Term Income Fund

                            Intermediate Income Fund

                                 Fund for Income

                          Investment Quality Bond Fund

                         Supplement dated July 28, 2000
                    To the Prospectus dated February 28, 2000


On page 17 under "Choosing a Share Class" in the subcategory "Sales Charge Reductions and Waivers for Class A Shares," replace item 4, with the following:

4. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

     a. Purchases by current and retired Fund Trustees or officers; directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers;"* dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belong.

     b. Purchases for trust or other advisory accounts established with KeyCorp or its affiliates.

     c. Reinvestment of proceeds from a liquidation distribution of Class A Shares held in a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank N.A. and its affiliates or the Victory Group.

     d. Purchases by Investment Professionals for fee-based investment products or accounts, and selling brokers and their sales representatives.

     e. Purchases in connection with bundled omnibus retirement programs sponsored by financial institutions.

     f.   Purchases by participants in the Victory Investment Program.

     g. Participants in tax-deferred retirement plans who purchased shares pursuant to waiver provisions in effect prior to December 15, 1999.

*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.

Please insert this Supplement in the front of your Prospectus. If you would like to obtain additional information, please call the Victory Funds at 800-539-3863.

                                  VF-TXFI-SUP1

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised because of a change in sales load waivers. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                          National Municipal Bond Fund

                             New York Tax-Free Fund

                            Ohio Municipal Bond Fund

                         Supplement dated July 28, 2000
                    To the Prospectus dated February 28, 2000


On page 14under "Choosing a Share Class" in the subcategory "Sales Charge Reductions and Waivers for Class A Shares," replace item 4, with the following:

4. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

     a. Purchases by current and retired Fund Trustees or officers; directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers;"* dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belong.

     b. Purchases for trust or other advisory accounts established with KeyCorp or its affiliates.

     c. Reinvestment of proceeds from a liquidation distribution of Class A Shares held in a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank N.A. and its affiliates or the Victory Group.

     d. Purchases by Investment Professionals for fee-based investment products or accounts, and selling brokers and their sales representatives.

     e.   Purchases by participants in the Victory Investment Program.

*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.

Please insert this Supplement in the front of your Prospectus. If you would like to obtain additional information, please call the Victory Funds at 800-539-3863.


                                  VF-TEFI-SUP1